Property And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Property And Equipment [Abstract]
Depreciation recorded	$ 8.8	$ 11.4	$ 12.5